Summary of Significant Accounting Policies - Schedule of Estimated Useful Lives of Asset (Details) (10-K)	12 Months Ended
Dec. 31, 2017
Software [Member]
Estimated useful lives	3 years
Equipment [Member]
Estimated useful lives	5 years